General information, details 2 (Details)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Sales Revenue Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Major Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		34.00%
Major Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%	14.00%
Major Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		22.00%
Major Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%
Major Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%
Major Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	40.00%